Note 5 - Advances for Vessels Under Construction and Acquisitions	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Advances for Vessels Under Construction and Acquisitions [Text Block]
5.	Advances for Vessels Under Construction and Acquisitions

The amount shown in the accompanying consolidated balance sheet as of
December
31,
2016
of
$55,785,801
mainly represents advance payments to ship-builders for
four
LPG carriers under construction contracted in
2014.

The amount shown in the accompanying consolidated balance sheet as of
December
31,
2017
of
$61,577,818
mainly represents advance payments to ship-builders for
three
LPG carriers under construction contracted in
2014.

On
November 18, 2016
and on
July 18, 2017,
the Company agreed with the shipbuilder the postponement of the delivery dates of the four
newbuildings for an additional charge. These charges of
$1,058,863
were included in the accompanying consolidated statement of operations under the caption “Other operating costs” for the year ended
December 31, 2017.

For the years ended
December
31,
2016
and
2017,
the movement of the account, advances for vessels under construction and acquisitions was as follows:

Balance, December 31, 2015	44,031,882
Advances for vessels under construction and acquisitions	51,949,154
Capitalized interest	1,660,802
Capitalized expenses	2,576,626
Vessels delivered	(44,432,663)

Balance, December 31, 2016	55,785,801
Advances for vessels under construction and acquisitions	57,805,820
Capitalized interest	813,423
Capitalized expenses	2,475,138
Vessels delivered	(55,302,364)

Balance, December 31, 2017	61,577,818